LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MAY 21, 2021

TO THE SUMMARY PROSPECTUS AND/OR PROSPECTUS

AS APPLICABLE, OF EACH FUND LISTED IN SCHEDULE A

I.

The following modifies and supersedes the information contained in the Summary Prospectus and Prospectus of Western Asset High Yield Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.01% for Class A shares.

II.

The following modifies and supersedes the information contained in the Prospectus of Western Asset Macro Opportunities Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.58% for Class A shares.

III.

The following modifies and supersedes the information contained in the Summary Prospectus and Prospectus of Western Asset Total Return Unconstrained Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.07% for Class A shares.

IV.

The following modifies and supersedes the information contained in the Summary Prospectus and Prospectus of Western Asset Short Duration Municipal Income Fund with respect to the manager’s agreement to waive fees and/or reimburse certain operating expenses for Class A shares:

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.55% for Class A shares.

There have been no other changes to the terms of the manager’s contractual fee waiver as described in the Summary Prospectus and/or Prospectus, as applicable, or to the ability of the manager to recapture amounts waived and/or reimbursed in subsequent periods if total annual fund operating expenses have fallen to a level below the limits described above.

Schedule A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS INCOME TRUST

Western Asset Short Duration Municipal Income Fund	June 30, 2020

WESTERN ASSET FUNDS, INC.

Western Asset High Yield Fund	September 30, 2020
Western Asset Macro Opportunities Fund	March 1, 2021
Western Asset Total Return Unconstrained Fund	September 30, 2020

Please retain this supplement for future reference.

LMFX644321

2